Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2021
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A